Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
19.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2025 and September 30, 2025, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2025	As of September 30, 2025
Investment in operating leases	¥7,230	¥68,844
Property under facility operations	15,217	0
Office facilities	3,558	0
Other assets	22	10,558
Other liabilities	221	0
The long-lived assets classified as held for sale as of March 31, 2025 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, PE Investment and Concession segment, Environment and Energy segment and Aircraft and Ships segment. The long-lived assets classified as held for sale as of September 30, 2025 are included in Real Estate segment and Aircraft, Ships segment and Asia and Australia segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the six months ended September 30, 2024 and 2025, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥506 million and ¥1,397 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2024		Six months ended September 30, 2025
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥5	2	¥6	2
Others*	235	—	1,116	—

Total	¥240	—	¥1,122	—

	Six months ended September 30, 2024		Six months ended September 30, 2025
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Condominiums	0	0	0	0
Others*	266	—	275	—

Total	¥266	—	¥275	—

*	For “Others,” the number of properties is omitted.
Losses of ¥102 million in Corporate Financial Services and Maintenance Leasing segment, ¥102 million in Real Estate segment, ¥59 million in PE Investment and Concession segment and ¥243 million in Environment and Energy segment were recorded for the six months ended September 30, 2024. Losses of ¥23 million in Corporate Financial Services and Maintenance Leasing segment, ¥6 million in Real Estate segment, ¥919 million in PE Investment and Concession segment
,
¥338
million in Environment and Energy segment and ¥111 million in Asia and Australia segment were recorded for the six months ended September 30, 2025.